UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EP Wealth Advisors, Inc.
Address:  21515 Hawthorne Blvd., Suite 1200
          Torrance, CA 90503

Form 13F File Number:  028-14754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Derek Holman
Title:    Managing Director
Phone:    310-543-4559

Signature, Place, and Date of Signing:

       /s/ Derek Holman               Torrance, CA                8/14/2012
       ----------------               ------------                ---------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           95
                                         -----------

Form 13F Information Table Value Total:  $   225,001
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -------
3M Company                            Common   88579Y101       6,173      68,898          Sole       No        49,406         19,493
Abbott Laboratories                   Common   002824100       6,397      99,223          Sole       No        71,913         27,310
Allstate Corporation                  Common   020002101         344       9,810          Sole       No         5,011          4,799
Altria Group                          Common   02209S103         468      13,553          Sole       No        12,793            760
Amazon.com Inc                        Common   023135106         211         923          Sole       No           923              0
American Tower Corp                   Common   03027X100         573       8,195          Sole       No         7,605            590
Amgen Inc.                            Common   031162100         877      12,022          Sole       No         1,522         10,500
Apache Corp                           Common   037411105       4,410      50,180          Sole       No        34,353         15,827
Apple Computer Inc.                   Common   037833100      17,885      30,625          Sole       No        25,679          4,946
AptarGroup Inc                        Common   038336103         323       6,320          Sole       No         6,190            130
Archer-Daniels-Midland Co             Common   039483102          15         500          Sole       No           500              0
AT&T Corp                             Common   00206R102         723      20,274          Sole       No        17,232          3,042
Atmos Energy Corp                     Common   049560105           9         250          Sole       No           250              0
AU Optronics Corp ADR                 Common   002255107                       5          Sole       No             5              0
AURICO GOLD INC COM                   Common   05155C105           1         182          Sole       No           182              0
Baker Hughes Inc                      Common   057224107       5,006     121,793          Sole       No        85,361         36,432
Ball Corporation                      Common   07317Q105          30         743          Sole       No           743              0
Bank of America Corp.                 Common   060505104         192      23,531          Sole       No        21,209          2,322
Bank of Montreal                      Common   063671101           3          50          Sole       No            50              0
Baytex Energy Corp                    Common   07317Q105         261       6,200          Sole       No         6,200              0
Becton Dickinson & Co                 Common   075887109         300       4,007          Sole       No         4,007              0
Berkshire Hathaway Cl A               Common   084670108         250           2          Sole       No             2              0
Berkshire Hathaway Cl B               Common   084670702         701       8,413          Sole       No         5,023          3,390
Boeing Co                             Common   097023105         485       6,524          Sole       No         5,650            874
CALLON PETROLEUM COMPANY CM           Common   13123X102           2         500          Sole       No           500              0
Campbell Soup Co                      Common   134429109          29         855          Sole       No           855              0
Canadian Natl Ry Co                   Common   136375102          35         416          Sole       No           416              0
Canadian Natural Resources            Common   136385101           4         143          Sole       No             0            143
Caterpillar Inc.                      Common   149123101         816       9,615          Sole       No         7,744          1,871
Cathay General Bancorp                Common   149150104         269      16,293          Sole       No             0         16,293
Chevron Corp.                         Common   166764100       3,481      32,996          Sole       No        32,296            700
Cisco Systems Inc                     Common   17275R102         174      10,126          Sole       No         6,404          3,722
Coca-Cola                             Common   191216100         772       9,871          Sole       No         4,649          5,222
Colgate-Palmolive Co                  Common   194162103       1,387      13,325          Sole       No        13,325              0
Costco Wholesale                      Common   22160K105       5,260      55,371          Sole       No        40,121         15,249
CSX Corp                              Common   126408103         362      16,176          Sole       No        15,396            780
Deere & Co                            Common   244199105         659       8,150          Sole       No         7,850            300
Dell Computer Corp.                   Common   24702R101          21       1,650          Sole       No         1,650              0
Devon Energy Corp                     Common   25179M103          77       1,325          Sole       No           911            414
Diageo PLC ADR                        Common   25243Q205       3,683      35,735          Sole       No        25,805          9,930
DIRECTV Group                         Common   25490A101         656      13,437          Sole       No        13,191            246
Edison International                  Common   281020107       4,191      90,717          Sole       No        61,558         29,159
EMC Corp.                             Common   268648102       6,418     250,426          Sole       No       170,447         79,979
Exxon Mobil Corp.                     Common   30231G102       8,721     101,916          Sole       No        75,285         26,631
Ford Motor Company New                Common   345370860          98      10,250          Sole       No         8,000          2,250
Freeport McMoRan Copper & Gold        Common   35671D857       3,965     116,373          Sole       No        83,491         32,882
General Electric Co.                  Common   369604103         459      22,031          Sole       No        18,867          3,164
General Motors Corp                   Common   37045V100       3,904     197,972          Sole       No       142,442         55,530
Gilead Sciences Inc                   Common   375558103       5,033      98,156          Sole       No        70,061         28,095
Google Inc Class A                    Common   38259P508       6,055      10,439          Sole       No         7,589          2,850
Health Care Property Inv              Common   40414L109         212       4,800          Sole       No         4,800              0
Heinz H J Co                          Common   423074103         439       8,064          Sole       No         7,870            194
Henry Schein Inc.                     Common   806407102         314       4,000          Sole       No             0          4,000
Intel Corp.                           Common   458140100         567      21,262          Sole       No        11,927          9,335
International Business Machine        Common   459200101         964       4,929          Sole       No         3,607          1,322
Intuitive Surgical                    Common   46120E602         224         405          Sole       No           405              0
Johnson & Johnson                     Common   478160104       6,101      90,305          Sole       No        62,944         27,361
JPMorgan Chase & Co                   Common   46625H100       6,118     171,242          Sole       No       128,902         42,340
KBR Inc                               Common   48242W106           2         100          Sole       No           100              0
Kellogg Company                       Common   487836108          42         860          Sole       No           860              0
Mannkind Corp                         Common   56400P201          57      24,750          Sole       No        22,000          2,750
Manulife Financial Corp               Common   56501R106          11       1,014          Sole       No             0          1,014
Merck & Co                            Common   58933Y105         288       6,897          Sole       No         6,471            425
Microsoft Corp.                       Common   594918104         441      14,432          Sole       No         6,378          8,054
NextEra Energy Inc.                   Common   65339F101         652       9,481          Sole       No         9,481              0
Northrop Grumman Corp                 Common   666807102         250       3,919          Sole       No         3,703            216
NOVABAY PHARMACUETICAL INC COM        Common   66987P102          17      13,267          Sole       No        13,267              0
Occidental Petroleum Corp.            Common   674599105         395       4,610          Sole       No         3,423          1,187
Oracle Corp                           Common   68389X105       4,743     159,689          Sole       No       113,042         46,647
Pepsico Inc.                          Common   713448108       7,342     103,906          Sole       No        75,417         28,489
Pfizer Inc.                           Common   717081103         689      29,956          Sole       No        28,275          1,681
Philip Morris Int'l                   Common   718172109         724       8,294          Sole       No         7,494            800
PNC Financial Services Group          Common   693475105       4,605      75,348          Sole       No        54,821         20,527
PPL Corp.                             Common   69351T106         367      13,200          Sole       No        13,200              0
Procter & Gamble Co.                  Common   742718109       6,562     107,132          Sole       No        77,925         29,207
Prudential Financial Inc              Common   744320102       4,045      83,524          Sole       No        59,780         23,744
QUALCOMM Inc                          Common   747525103       4,982      89,477          Sole       No        64,887         24,590
Reliance Steel & Aluminum             Common   759509102         416       8,240          Sole       No         8,240              0
Royal Dutch Shell Cl A ADS            Common   780259206         220       3,266          Sole       No         2,341            925
Schlumberger Ltd.                     Common   806857108       4,036      62,180          Sole       No        42,934         19,246
Seadrill Ltd                          Common                     341       9,595          Sole       No         9,595              0
Southern Company                      Common   842587107         218       4,700          Sole       No         4,700              0
Stericycle Inc                        Common   858912108         211       2,300          Sole       No         2,300              0
Stryker Corp                          Common   863667101       4,658      84,530          Sole       No        61,865         22,665
T. Rowe Price                         Common   74144T108       3,186      50,597          Sole       No        36,742         13,855
Target Corporation                    Common   87612E106       6,627     113,887          Sole       No        82,430         31,457
Tortoise MLP                          Common   89148B101         846      33,850          Sole       No        32,150          1,700
TransDigm Group Inc                   Common   893641100         810       6,030          Sole       No         5,630            400
United Parcel Service B               Common   911312106      11,412     144,899          Sole       No       123,475         21,425
Valero Energy Corp                    Common   91913Y100         259      10,743          Sole       No        10,689             54
Verizon Communications                Common   92343V104       7,416     166,882          Sole       No       121,904         44,978
VirnetX Holding Corp.                 Common   92823T108      19,976     566,689          Sole       No        62,396        504,293
Visa Inc.                             Common   92826C839       5,164      41,769          Sole       No        29,192         12,577
Walt Disney Co.                       Common   254687106       5,656     116,621          Sole       No        85,331         31,289
Wells Fargo & Co.                     Common   949746101         227       6,783          Sole       No         6,592            191